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VIA EDGAR


May 2, 2007


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Variable Annuity Account Seven ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris II A-Class Variable Annuity, Polaris II Asset Manager Variable Annuity, and Polaris II A-Class Platinum Series Variable Annuity
     File No. 333-65965 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated April 30, 2007 for Registrant on behalf of the Polaris II A-Class Variable Annuity, Polaris II Asset Manager Variable Annuity, and Polaris II A-Class Platinum Series Variable Annuity contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,


/s/ Sarah Baldwin
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Sarah Baldwin
Counsel